Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	88,750
Number of RSUs, Granted | shares	584,670
Number of RSUs, Exercised | shares	(31,488)
Number of Shares, Forfeited | shares	(106,815)
Number of Shares, Unvested balance | shares	535,117
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 10.01
Weighted Average Grant Date Fair Value, Granted | $ / shares	1.12
Weighted Average Grant Date Fair Value, Exercised | $ / shares	7.60
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	3.68
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.54